Personnel Expenses - Personnel Expenses by Functions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 59,736	¥ 56,043	¥ 54,504
Network operations and support [member]
Disclosure of personnel expenses [line items]
Personnel expenses	40,388	38,574	36,286
Selling, general and administrative [member]
Disclosure of personnel expenses [line items]
Personnel expenses	¥ 19,348	¥ 17,469	¥ 18,218